Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current income tax
In respect of the current year	$ 16,251,844	$ 528,859	$ 14,533,570	$ 6,807,882
Income tax on unappropriated earnings	844,855	27,493	3,684,138	680,649
Changes in estimate for prior years	(211,631)	(6,887)	(129,152)	(472,512)
Current income tax	16,885,068	549,465	18,088,556	7,016,019
Deferred income tax
In respect of the current year	185,726	6,044	(95,906)	212,338
Changes in tax rates	(4,425)	(144)	18,337
Changes in estimate for prior years	2,481	81	16,625	(103,021)
Effect of foreign currency exchange differences	76,684	2,495	(83,840)	(8,438)
Deferred income tax	260,466	8,476	(144,784)	100,879
Income tax expense recognized in profit or loss	$ 17,145,534	$ 557,941	$ 17,943,772	$ 7,116,898